Details of Significant Accounts - Interest income, schedule of interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Interest income from bank deposits	$ 4,592	$ 5,799	$ 4,188
Interest income from financial assets at amortized cost	1,541	1,898	5,309
Others	1	11	1
Interest income	$ 6,134	$ 7,708	$ 9,498